Goodwill And Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward Of Goodwill
The following is a rollforward of the Company’s goodwill ($ in millions):

Balance, December 31, 2016	$23,826.9
Adjustments due to finalization of purchase price allocations	(64.7)
Foreign currency translation and other	252.8
Balance, March 31, 2017	$24,015.0
The carrying value of goodwill by segment is summarized as follows ($ in millions):

	March 31, 2017	December 31, 2016
Life Sciences	$11,751.6	$11,610.3
Diagnostics	6,910.7	6,903.0
Dental	3,239.9	3,215.6
Environmental & Applied Solutions	2,112.8	2,098.0
Total	$24,015.0	$23,826.9

The following is a rollforward of the Company’s goodwill by segment ($ in millions):

	Life Sciences		Diagnostics	Dental		Environmental & Applied Solutions	Total
Balance, January 1, 2015	$1,933.2		$4,412.1	$3,142.9		$2,086.9	$11,575.1
Attributable to 2015 acquisitions	9,560.2		180.3	7.0		93.5	9,841.0
Adjustments due to finalization of purchase price adjustments	(4.6)		(6.9)	197.9	(a)	—	186.4
Foreign currency translation and other	(180.3)		(198.1)	(111.7)		(97.5)	(587.6)
Balance, December 31, 2015	11,308.5		4,387.4	3,236.1		2,082.9	21,014.9
Attributable to 2016 acquisitions	438.6		2,590.5	4.2		28.5	3,061.8
Adjustments due to finalization of purchase price adjustments	89.7	(b)	(2.2)	—		5.1	92.6
Foreign currency translation and other	(226.5)		(72.7)	(24.7)		(18.5)	(342.4)
Balance, December 31, 2016	$11,610.3		$6,903.0	$3,215.6		$2,098.0	$23,826.9

(a)	This adjustment is primarily related to finalization of the Nobel Biocare purchase price adjustments.

(b)	This adjustment is primarily related to finalization of the Pall purchase price adjustments.

Finite Lived Intangible And Indefinite Assets By Major Class
The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of December 31 ($ in millions):

	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangibles:
Patents and technology	$2,211.3	$(618.5)	$1,857.2	$(488.7)
Customer relationships and other intangibles	6,990.9	(1,627.1)	5,994.1	(1,199.9)
Total finite-lived intangibles	9,202.2	(2,245.6)	7,851.3	(1,688.6)
Indefinite-lived intangibles:
Trademarks and trade names	4,861.4	—	4,382.6	—
Total intangibles	$14,063.6	$(2,245.6)	$12,233.9	$(1,688.6)